Document and Entity Information	Jul. 17, 2025
Cover [Abstract]
Entity Registrant Name	SYNOPSYS INC
Amendment Flag	true
Entity Central Index Key	0000883241
Document Type	8-K/A
Document Period End Date	Jul. 17, 2025
Entity Incorporation State Country Code	DE
Entity File Number	000-19807
Entity Tax Identification Number	56-1546236
Entity Address, Address Line One	675 Almanor Ave
Entity Address, City or Town	Sunnyvale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94085
City Area Code	(650)
Local Phone Number	584-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock (par value of $0.01 per share)
Trading Symbol	SNPS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This current report on Form 8-K/A (this “Amendment”) amends the current report on Form 8-K filed by Synopsys, Inc. (“Synopsys”) with the Securities and Exchange Commission on July 17, 2025 (the “Original 8-K”). The sole purpose of this Amendment is to update the disclosure under “Item 5.02 Departure of Directors or Certain Officers; Election of Directors; Appointment of Certain Officers; Compensatory Arrangements of Certain Officers” of the Original 8-K to include additional disclosure regarding Mr. Vijayaraghavan’s appointment to a committee of Synopsys’ Board of Directors (the “Board”). No other changes are being made to the Original 8-K.